UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-7513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2011

Date of reporting period: December 31, 2010

Item 1. Schedule of Investments:

Putnam Money Market Liquidity Fund
The fund's portfolio
12/31/10 (Unaudited)

U.S. TREASURY OBLIGATIONS (75.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value

U.S. Treasury Bills	0.260	11/17/11	$50,000,000	$49,886,222
U.S. Treasury Bills	0.219	10/20/11	50,000,000	49,912,400
U.S. Treasury Bills	0.238	8/25/11	50,000,000	49,923,136
U.S. Treasury Bills	0.155	2/10/11	250,000,000	249,966,000
U.S. Treasury Bills	0.120	2/3/11	350,000,000	349,962,119
U.S. Treasury Bills	0.121	1/27/11	450,000,000	449,961,228
U.S. Treasury Bills	0.093	1/20/11	700,000,000	699,966,222
U.S. Treasury Bills	0.089	1/13/11	600,000,000	599,993,083
U.S. Treasury Bills	0.111	1/6/11	502,400,000	502,398,759
U.S. Treasury Notes (k)	0.342	3/31/11	50,000,000	50,536,846
U.S. Treasury Notes (k)	0.244	10/31/11	57,700,000	58,061,834
U.S. Treasury Notes (k)	0.322	9/30/11	30,000,000	30,151,285
U.S. Treasury Notes (k)	0.302	8/31/11	10,000,000	10,046,137
U.S. Treasury Notes (k)	0.279	7/31/11	50,000,000	50,208,338
U.S. Treasury Notes (k)	0.304	2/28/11	50,000,000	50,045,492

Total U.S. treasury obligations (cost $3,251,019,101)				$3,251,019,101

REPURCHASE AGREEMENTS (22.6%)(a)
			Principal amount	Value

Interest in $248,000,000 joint tri-party repurchase
agreement dated December 31, 2010 with Citigroup
Global Markets, Inc. due January 3, 2011 - maturity
value of $114,002,660 for an effective yield of 0.28%
(collateralized by various mortgage-backed securities
with coupon rates ranging from 2.75% to 6.00% and due
dates ranging from March 1, 2018 to November 15, 2040,
valued at $252,960,000)			$114,000,000	$114,000,000
Interest in $87,500,000 joint tri-party repurchase
agreement dated December 31, 2010 with JPMorgan
Securities, Inc. due January 3, 2011 - maturity value
of $36,000,900 for an effective yield of 0.30%
(collateralized by various corporate bonds and notes
with coupon rates ranging from zero % to 8.00% and due
dates ranging from February 24, 2012 to
December 16, 2050, valued at $91,878,227)			36,000,000	36,000,000
Interest in $81,500,000 joint tri-party repurchase
agreement dated December 31, 2010 with Citigroup
Global Markets, Inc. due January 3, 2011 - maturity
value of $35,000,875 for an effective yield of 0.30%
(collateralized by various corporate bonds and notes
with coupon rates ranging from zero % to 7.50% and due
dates ranging from a bond that matures on
January 18, 2011 to a perpetural bond that does not
have a predetermined maturity date, valued
at $85,575,001)			35,000,000	35,000,000
Interest in $248,000,000 joint tri-party repurchase
agreement dated December 31, 2010 with Deutsche Bank
Securities, Inc. due January 3, 2011 - maturity value
of $114,002,660 for an effective yield of 0.28%
(collateralized by various Federal National Mortgage
Assciation securities with coupon rates ranging from
2.97% to 7.00% and due dates ranging from
August 1, 2012 to July 1, 2047, valued at $252,960,000)			114,000,000	114,000,000
Interest in $228,000,000 joint tri-party repurchase
agreement dated December 31, 2010 with Goldman Sachs &
Co. due January 3, 2011 - maturity value
of $114,001,425 for an effective yield of 0.15%
(collateralized by various mortgage-backed securities
with coupon rates ranging from zero % to 6.00% and due
dates ranging from May 1, 2023 to December 1, 2040,
valued at $232,560,000)			114,000,000	114,000,000
Interest in $88,500,000 joint tri-party repurchase
agreement dated December 31, 2010 with Merrill Lynch &
Co. due January 3, 2011 - maturity value
of $35,000,788 for an effective yield of 0.27%
(collateralized by various corporate bonds and notes
with coupon rates ranging from 0.724% to 6.15% and due
dates ranging from February 5, 2013 to
September 30, 2015, valued at $90,825,000)			35,000,000	35,000,000
Interest in $439,946,000 joint tri-party repurchase
agreement dated December 31, 2010 with Merrill Lynch &
Co. due January 3, 2011 - maturity value
of $125,094,606 for an effective yield of 0.25%
(collateralized by various mortgage-backed securities
with coupon rates ranging from 1.543% to 6.00% and due
dates ranging from July 1, 2027 to October 20, 2060,
valued at $448,744,920)			125,092,000	125,092,000
Interest in $63,000,000 joint tri-party repurchase
agreement dated December 31, 2010 with Deutsche Bank
Securities, Inc. due January 3, 2011 - maturity value
of $38,000,792 for an effective yield of 0.25%
(collateralized by various corporate bonds and notes
and asset backed securities with coupon rates ranging
from zero % to 8.00% and due dates ranging from
September 30, 2011 to October 15, 2048, valued
at $66,150,000)			38,000,000	38,000,000
Interest in $115,000,000 joint tri-party repurchase
agreement dated December 31, 2010 with BNP Paribas
Securities Corp. due January 3, 2011 - maturity value

of $70,001,342 for an effective yield of 0.23%
(collateralized by various corporate bonds and notes
and various foreign government bonds and notes with
coupon rates ranging from 5.75% to 10.50% and due
dates ranging from July 14, 2014 to
September 15, 2029, valued at $120,750,001)			70,000,000	70,000,000
Interest in $125,000,000 joint tri-party repurchase
agreement dated December 31, 2010 with Credit Suisse
First Boston due January 3, 2011 - maturity value
of $127,501,612 for an effective yield of 0.20%
(collateralized by a single United States Treasury
bond with a coupon rate of 1.75% and a due date
of August 15, 2012, valued at $127,501,612)			125,000,000	125,000,000
Interest in $50,000,000 joint tri-party repurchase
agreement dated December 31, 2010 with BNP Paribas
Securities Corp. due January 3, 2011 - maturity value
of $50,000,750 for an effective yield of 0.18%
(collateralized by a single mortgage-backed security
with a coupon rate of 4.00% and a due date of
December 1, 2030, valued at $51,000,001)			50,000,000	50,000,000
Interest in $248,000,000 joint tri-party repurchase
agreement dated December 31, 2010 with JPMorgan
Securities, Inc. due January 3, 2011 - maturity value
of $114,002,850 for an effective yield of 0.30%
(collateralized by various mortgage-backed securities
with coupon rates ranging from 3.50% to 8.50% and due
dates ranging from May 1, 2014 to September 1, 2050,
valued at $252,961,342)			114,000,000	114,000,000

Total repurchase agreements (cost $970,092,000)				$970,092,000

ASSET-BACKED COMMERCIAL PAPER (4.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Straight-A Funding, LLC	0.250	3/10/11	$25,000,000	$24,988,194
Straight-A Funding, LLC	0.250	3/9/11	50,000,000	49,976,736
Straight-A Funding, LLC	0.250	3/8/11	42,702,000	42,682,428
Straight-A Funding, LLC	0.240	2/14/11	35,347,000	35,336,632
Straight-A Funding, LLC	0.220	2/1/11	40,786,000	40,778,273

Total asset-backed commercial paper (cost $193,762,263)				$193,762,263

CORPORATE BONDS AND NOTES (1.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value

JPMorgan Chase Bank NA sr. notes FRN	0.261	6/21/11	$30,000,000	$30,000,000
Westpac Banking Corp. 144A sr. unsec. notes FRN
(Australia)	0.311	7/1/11	25,000,000	25,000,000

Total corporate bonds and notes (cost $55,000,000)				$55,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Federal Farm Credit Bank FRB Ser. 1	0.271	2/28/11	$21,300,000	$21,300,000

Total U.S. government agency obligations (cost $21,300,000)				$21,300,000

CERTIFICATES OF DEPOSIT (0.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Lloyds TSB Bank PLC/New York, NY FRN (United Kingdom)	1.266	5/06/11	$20,500,000	$20,500,000

Total certificates of deposit (cost $20,500,000)				$20,500,000

TOTAL INVESTMENTS

Total investments (cost $4,511,673,364)(b)				$4,511,673,364

Key to holding's abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2010 through December 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $4,283,426,259.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(k) The rates shown are the current interest rates at the close of the reporting period.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed commercial paper	$--	$193,762,263	$--

Certificates of deposit	--	20,500,000	--

Corporate bonds and notes	--	55,000,000	--

Repurchase agreements	--	970,092,000	--

U.S. Government Agency Obligations	--	21,300,000	--

U.S. Treasury Obligations	--	3,251,019,101	--

Totals by level	$--	$4,511,673,364	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: February 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2011